RETIREMENT BENEFITS - Summary of Defined Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (13,131)
Return on plan assets in excess of interest income	(8,185)	$ (4,509)	$ (8,460)
Other movements	(5)	(7)	12
Ending balance	(2,854)	(13,131)
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	102,678	94,826
Return on plan assets in excess of interest income	8,185	4,509
Interest income	1,160	1,657
Employer contributions	937	614
Plan participants’ contributions	39	42
Benefit payments	(4,326)	(3,843)
Other movements	(47)	(281)
Currency translation differences	(4,131)	5,154
Ending balance	104,495	102,678	94,826
Defined benefit plan assets | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	37,673	33,863
Return on plan assets in excess of interest income	3,199	1,001
Interest income	158	307
Employer contributions	170	218
Plan participants’ contributions	13	15
Benefit payments	(979)	(925)
Other movements	(6)	(5)
Currency translation differences	(3,132)	3,199
Ending balance	37,096	37,673	33,863
Defined benefit plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	32,193	30,260
Return on plan assets in excess of interest income	2,575	1,302
Interest income	376	523
Employer contributions	266	73
Plan participants’ contributions	19	21
Benefit payments	(1,306)	(1,119)
Other movements	(13)	(173)
Currency translation differences	(390)	1,306
Ending balance	33,720	32,193	30,260
Defined benefit plan assets | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	17,046	16,042
Return on plan assets in excess of interest income	1,377	1,545
Interest income	308	404
Employer contributions	559	129
Plan participants’ contributions	0	0
Benefit payments	(1,220)	(1,024)
Other movements	(15)	(50)
Currency translation differences	0	0
Ending balance	18,055	17,046	16,042
Defined benefit plan assets | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	15,766	14,661
Return on plan assets in excess of interest income	1,034	661
Interest income	318	423
Employer contributions	(58)	194
Plan participants’ contributions	7	6
Benefit payments	(821)	(775)
Other movements	(13)	(53)
Currency translation differences	(609)	649
Ending balance	15,624	15,766	$ 14,661
Contributions received from the captive structure in relation to the pension plans reinsurred	294	41
Defined benefit plan assets | GERMANY
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	3,346
Ending balance	3,282	3,346
Defined benefit plan assets | CANADA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	4,025
Ending balance	$ 4,325	$ 4,025
Level 1 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	22.00%	25.00%
Level 1 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	53.00%	52.00%
Level 1 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	1.00%	0.00%
Level 2 and 3
Disclosure of net defined benefit liability (asset) [line items]
Percentage of cash in defined benefit plan assets	1.00%	1.00%
Level 2 and 3 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	10.00%	8.00%
Level 2 and 3 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	4.00%	5.00%
Level 2 and 3 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	6.00%	6.00%
Level 2 and 3 | Investment funds
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	3.00%	3.00%